SENTRY LIFE INSURANCE COMPANY OF NEW YORK
                            Sentry Variable Account I
                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 2007

Assets:

Investments at fair value:
 Janus Aspen Series:
    Aspen Large Cap Growth Portfolio, 1,204 shares (cost $$25,068)              31,809
    Aspen Mid Cap Growth Portfolio, 6,413 shares (cost $286,499)                256,146
    Aspen Worldwide Growth Portfolio, 44 shares (cost $1,001)                    1,572
    Aspen Balanced Portfolio, 282 shares (cost $6,104)                           8,473
 T. Rowe Price Fixed Income Series, Inc.: Prime Reserve Portfolio, 51,171
    shares (cost $51,171)                                                       51,171
    Limited Term Bond Portfolio, 15,427 shares (cost $77,456)                   76,208

 T. Rowe Price Equity Series, Inc.:
    Equity Income Portfolio, 1,625 shares (cost $38,030)                        38,491
    Personal Strategy Balanced Portfolio, 14,739 shares (cost $238,172)        275,623
    Mid-Cap Growth Portfolio, 912 shares (cost $22,599)                         22,829

 T. Rowe Price International Series, Inc.: International Stock Portfolio,
    1,846 shares (cost $27,748)                                                 32,695

 Vanguard Variable Insurance Fund:
    Equity Index Portfolio, 116 shares (cost $3,326)                              3,434
    Small Company Growth Portfolio, 0 shares (cost $0)                                -
    Mid-Cap Index Portfolio, 58 shares (cost $1,117)                              1,079
    REIT Index Portfolio, 26 shares (cost $495)                                --------

Total Assets                                                                  $ 800,025
Total Liabilities
                                                                                      -
                                                                                -------

Net Assets                                                                    $ 800,025
                                                                                =========

     See accompanying notes to financial statements

                   SENTRY LIFE INSURANCE COMPANY OF NEW YORK
                           Sentry Variable Account I
                            STATEMENTS OF OPERATIONS




                                           For the Year ended December 31,
                                                      2007
                                         ---------------------------------
                                           Janus Aspen    Janus Aspen
                                           Large Cap      Mid Cap
                                           Growth*        Growth
                                           -----------    -----------

Investment Income:
  Dividends                                 $   222      $     521

Expenses:
  Mortality and expense risk charges
                                                366           2,973
                                          ---------      ----------

Net investment income
(loss)                                        (144)         (2,452)
                                          ---------      ----------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)
                                                 64        (28,299)

  Capital gain distributions received
                                                  -           1,262
                                           --------      ----------

  Realized gain (loss) on investments and
    capital gain distributions, net
                                                 64        (27,037)

Unrealized appreciation (depreciation), net   3,919
                                                             76,256
                                           --------     ----------

Net increase (decrease) in net assets
  from operations                           $ 3,839      $   46,767
                                           ========      ==========



                                            For the Year ended December 31,
                                                          2007
                                            ---------------------------------
                                            Janus Aspen
                                             Worldwide       Janus Aspen
                                               Growth         Balanced
                                            -------------    -------------

Investment Income:
  Dividends                                   $      12      $     211

Expenses:
  Mortality and expense risk charges
                                                     19             99
                                              ---------      ---------

Net investment income
(loss)                                               (7)           112
                                              ---------      ---------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)
                                                     13             36

  Capital gain distributions received                 -              -
                                              ---------      ---------

  Realized gain (loss) on investments and
    capital gain distributions, net                  13             36

Unrealized appreciation (depreciation), net         116            570
                                              ---------      ---------

Net increase (decrease) in net assets
  from operations                             $     122      $     718
                                              =========      =========


         See accompanying notes to financial statements

*Formerly Janus Aspen Growth

                   SENTRY LIFE INSURANCE COMPANY OF NEW YORK
                           Sentry Variable Account I
                            STATEMENTS OF OPERATIONS

                                              For the Year Ended December 31,
                                                           2007
                                              -------------------------------
                                              T.Rowe   T.Rowe      T. Rowe
                                              Price    Price       Price
                                              Prime    Limited     Equity
                                              Reserve  Term        Income
                                                       Bond
                                              -------  -------     --------

Investment Income:
  Dividends                                   $ 2,398  $ 3,222     $  822

Expenses:
  Mortality and expense risk charges
                                                  604      897        591
                                              -------  -------     ----------

Net investment income
(loss)                                          1,794    2,325        231
                                              -------  ------      ----------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)
                                                   -       (73)     7,681

  Capital gain distributions received
                                                   -        -       2,431
                                              -------  ------      ---------

  Realized gain (loss) on investments and
    capital gain distributions, net
                                                   -       (73)    10,112

Unrealized appreciation (depreciation), net        -       834     (8,976)
                                              -------  -------     ---------

Net increase (decrease) in net assets
  from operations                             $ 1,794  $ 3,086     $1,367
                                              =======  =======     =========



                                              For the Year Ended December 31,
                                                            2007
                                              --------------------------------
                                               T.Rowe  T.Rowe      T.Rowe
                                               Price   Price       Price
                                              Personal Mid-Cap     International
                                              Strategy Growth
                                              Balanced
                                              -------- ----------- -----------
Investment Income:
  Dividends                                   $ 6,192  $    49     $  451

Expenses:
  Mortality and expense risk charges
                                                3,542      326        410
                                              -------  -------     ------

Net investment income
(loss)                                          2,650     (277)        41
                                              -------  -------     ------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)
                                               26,908    3,262      2,972

  Capital gain distributions received
                                               25,151    2,418      3,625
                                              -------  -------     ------

  Realized gain (loss) on investments and
    capital gain distributions, net
                                               52,059    5,680      6,597

Unrealized appreciation (depreciation), net
                                              (34,974)  (1,121)    (2,751)
                                              -------  -------     -------

Net increase (decrease) in net assets
  from operations                             $19,735  $ 4,282     $3,887
                                              =======  =======     =======


 See accompanying notes to financial statements

                   SENTRY LIFE INSURANCE COMPANY OF NEW YORK
                           Sentry Variable Account I
                            STATEMENTS OF OPERATIONS


                                              For the Year Ended December 31,
                                                          2007
                                              ---------------------------------
                                                             Vanguard
                                              Vanguard       Small Company
                                              Equity Index   Growth
                                              -------------  -----------

Investment Income:
  Dividends                                   $  53          $    55

Expenses:
  Mortality and expense risk charges             40              104
                                              -------        -----------

Net investment income
(loss)                                           13              (49)
                                              -------        -----------
Realized gains (losses) on investments:
  Realized net investment gain  (loss)            2              710

  Capital gain distributions received
                                                131              977
                                              -------        -----------
                                              -------        -----------

  Realized gain (loss) on investments and
    capital gain distributions, net             133            1,687

Unrealized appreciation (depreciation), net      (9)            (625)
                                              -------        -----------

Net increase (decrease) in net assets
  from operations                             $ 137          $ 1,013
                                              =======        ===========



                                              For the Year Ended December 31,
                                                          2007
                                              -------------------------------

                                              Vanguard       Vanguard
                                              Mid-Cap        REIT Index
                                              Index
                                              ---------      -------------

Investment Income:
  Dividends                                   $  175         $  11
Expenses:
  Mortality and expense risk charges             135             7
                                              ---------      -----
Net investment income
(loss)                                            40             4
                                              ---------      -----
Realized gains (losses) on investments:
  Realized net investment gain  (loss)
                                               2,935             3
  Capital gain distributions received          1,473            46
                                              ---------      ------
  Realized gain (loss) on investments and
    capital gain distributions, net            4,408            49

Unrealized appreciation (depreciation), net   (3,270)          (158)
                                              ---------      ------
Net increase (decrease) in net assets
  from operations                             $1,178         $ (105)
                                              =========      =======

                   SENTRY LIFE INSURANCE COMPANY OF NEW YORK
                           Sentry Variable Account I
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                For the Years ended December 31,
                                                   ------------------------------------------ -- ----------
                                                       Janus Aspen                    Janus Aspen
                                                       Large Cap                      Mid Cap
                                                       Growth*                        Growth
                                                     --------  ------------          ----------  ---------
                                                      2007       2006                   2007        2006
                                                     --------  ------------          ----------  ---------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $   (144) $     (186)           $   (2,452)  $ (2,826)

  Realized gains (losses) on investments                   64          11               (27,037)     (5,390)

  Unrealized appreciation (depreciation), net           3,919       2,733                76,256      35,930
                                                     --------  ----------            ----------   ---------
Net increase  (decrease) in net assets from
operations                                              3,839       2,558                46,767      27,714
                                                     --------  ----------            ----------   ---------
Contract transactions:
  Purchase payments                                        -           -                      -            -

  Transfers between subaccounts, net                       -           -                      -            -

  Withdrawals                                              -           -                (41,910)      (3,072)

  Contract maintenance                                    (19)        (19)                 (445)        (501)

  Surrender charges                                         -           -                  (128)          -
                                                     --------  ----------            ----------   ---------
Net increase (decrease) in net assets
  derived from contract transactions                      (19)        (19)              (42,483)      (3,573)
                                                     --------  ----------            ---------    ---------
Total increase (decrease) in net assets                 3,820       2,539                 4,284      24,141

Net assets at beginning of year                        27,989      25,450               251,862     227,721
                                                     --------  ---------             ----------   ---------
Net assets at end of year                            $ 31,809    $ 27,989            $  256,146    $251,862
                                                     ========    ========            ==========   =========

                                                           For the Years ended December 31,
                                                   ------------------------------------------ -- -----------
                                                   Janus
                                                   Aspen
                                                   Worldwide                          Janus Aspen
                                                   Growth                             Balanced
                                                   ----------       ------------      ---------   ---------
                                                    2007             2006             2007        2006
                                                   ----------      ------------       ---------   ---------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                     $      (7)      $       8          $    112    $     72

  Realized gains (losses) on investments                  13               7                36          22

  Unrealized appreciation (depreciation), net            116             195               570         575
                                                   ----------      ----------         --------    ---------

Net increase  (decrease) in net assets from
operations                                               122             210               718         669
                                                   ---------    ------------          --------    ---------

Contract transactions:
  Purchase payments                                        -               -                 -           -

  Transfers between subaccounts, net                       -               -                 -           -

  Withdrawals                                              -               -                 -           -

  Contract maintenance
fees                                                     (11)            (11)              (39)        (40)

  Surrender charges                                        -               -                -            -
                                                   ----------    ------------         --------     --------

Net increase (decrease) in net assets
  derived from contract transactions
                                                         (11)            (11)              (39)         (40)
                                                   ----------    ------------          --------   ----------

Total increase (decrease) in net assets                  111             199               679         629

Net assets at beginning of year
                                                       1,461           1,262             7,794       7,165
                                                     --------    ------------         --------    ---------
Net assets at end of year                          $   1,572       $   1,461          $  8,473    $  7,794
                                                     ========    ============         ========    ==========

 See accompanying notes to financial statements

*Formerly Janus Aspen Growth

                   SENTRY LIFE INSURANCE COMPANY OF NEW YORK
                           Sentry Variable Account I
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                     For the Years Ended December 31,
                                                     -------------------------------------------------------------------
                                                     T.Rowe               T.Rowe                  T.Rowe
                                                     Price                Price                   Price
                                                     Prime                Limited                 Equity
                                                     Reserve              Term                    Income
                                                     --------  ---------  ---------  ----------   ----------  ----------
                                                       2007       2006      2007     2006            2007        2006
                                                     --------  ---------  ---------  ----------   ----------   ---------

Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $  1,794  $   1,605  $   2,325  $    2,188   $      231  $     111

  Realized gains (losses) on investments                    -          -        (73)       (924)      10,112     15,994

  Unrealized appreciation (depreciation), net               -          -        834         780       (8,976)    (6,017)
                                                     --------  ---------  ---------  ----------   ----------  ---------

Net increase (decrease) in net assets from
operations                                              1,794      1,605      3,086       2,044        1,367     10,088
                                                     --------  ---------  ---------  ----------   ----------  ----------

Contract transactions:
  Purchase payments                                         -        850          -           -           -       5,271

  Transfers between subaccounts, net                        -          -          -      (3,167)          -           -

  Withdrawals                                               -          -     (1,065)    (24,980)     (12,092)   (59,098)

  Contract maintenance fees                               (47)       (47)       (70)        (73)         (33)       (32)

  Surrender charges                                         -          -          -        (374)         (94)      (922)
                                                     --------  ---------  ---------  ----------   ----------  ---------

Net increase (decrease) in net assets
  derived from contract transactions
                                                          (47)       803     (1,135)    (28,594)     (12,219)   (54,781)
                                                     --------  ---------  ---------  ----------   ----------  ---------
Total increase (decrease) in net assets
                                                        1,747      2,408      1,951     (26,550)     (10,852)   (44,693)
assets at beginning of year                            49,424     47,016      4,257     100,807       49,343     94,036
                                                     --------  ---------  ---------    --------   ----------  ---------
Net assets at end of year                            $ 51,171  $  49,424  $  76,208  $   74,257   $   38,491  $  49,343
                                                     ========  =========  =========    ========   ==========  =========

                                                                    For the Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                     T.Rowe               T. Rowe                     T.Rowe
                                                     Price                Price                       Price
                                                     Personal             Mid-Cap                     International
                                                     Strategy             Growth                      Stock
                                                     Balanced
                                                     --------  ---------  ---------  ----------   ----------  ----------
                                                       2007      2006        2007        2006        2007       2006
                                                     --------  ---------  ---------  ----------   ----------  ----------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $  2,650  $   3,179  $    (277) $     (327)  $       41  $       4

  Realized gains (losses) on investments               52,059     21,524      5,680       7,482        6,597        259

  Unrealized appreciation (depreciation), net         (34,974)    11,965     (1,121)     (5,197)      (2,751)     4,423
                                                     --------  ---------  ---------  ----------   ----------  ----------
Net increase  (decrease) in net assets from
operations                                             19,735     36,668      4,282       1,958        3,887      4,686
                                                     --------  ---------  ---------  ------------ ----------- ----------
Contract transactions:
  Purchase payments                                     4,800      7,200          -         300           -         150

  Transfers between subaccounts, net                        -    (7,000)          -           -           -       7,000

  Withdrawals                                        (101,173)   (47,764)    (6,769)    (11,841)      (3,773)       (258)

  Contract maintenance fees                              (344)      (406)       (14)        (13)         (14)        (15)

  Surrender charges                                      (681)      (250)       (53)       (185)         (28)          -
                                                     --------  ---------  ---------  ----------   ---------   ----------
Net increase (decrease) in net assets
  derived from contract transactions                  (97,398)   (48,220)    (6,836)    (11,739)      (3,815)      6,877
                                                     --------  ---------- ---------  ----------   ----------  ----------
Total increase (decrease) in net assets               (77,663)   (11,552)    (2,554)     (9,781)          72     11,563

Net assets at beginning of year                       353,286    364,838     25,383      35,164       32,623     21,060
                                                     --------  ---------- ---------  ----------   ----------  ----------
Net assets at end of year                            $275,623  $353,286   $  22,829  $   25,383   $   32,695  $  32,623
                                                    =========  =========  =========  ===========  ==========  ==========


 See accompanying notes to financial statements

                   SENTRY LIFE INSURANCE COMPANY OF NEW YORK
                           Sentry Variable Account I
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                          For the Years Ended December 31,
                                                     ------------------------------------------- -- ---------

                                                     Vanguard             Vanguard
                                                     Equity               Small Company
                                                     Index                Growth
                                                     --------  ---------- ---------  ---------
                                                      2007        2006      2007       2006
                                                     --------  ---------- ---------  ---------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $     13  $       16 $     (49) $     (116)

  Realized gains (losses) on investments
                                                          133         193     1,687      4,562

  Unrealized appreciation (depreciation), net
                                                           (9)        116      (625)     (2,256)
                                                     --------  ---------- ---------  ---------

Net increase  (decrease) in net assets from
operations                                                137         325     1,013       2,190
                                                     --------  ---------- ---------  ----------

Contract transactions:
  Purchase payments                                         -           -         -         600

  Transfers between subaccounts, net                        -       3,167         -           -

  Withdrawals                                             (75)       (118)  (11,527)    (12,480)

  Contract maintenance fees                                (1)         (1)       (6)         (5)

  Surrender charges                                         -           -       (91)       (160)
                                                     --------  ---------- ---------  ----------
Net increase (decrease) in net assets
  derived from contract transactions
                                                          (76)      3,048   (11,624)    (12,045)
                                                     --------  ---------- ---------  ----------
Total increase (decrease) in net assets                    61       3,373   (10,611)     (9,855)

Net assets at beginning of year                         3,373           -    10,611      20,466
                                                     --------    -------- ---------  ----------
Net assets at end of year                            $  3,434  $    3,373         -  $   10,611
                                                     ========  ========== =========  ==========


                                                     For the Years Ended December 31,
                                                     ------------------------------------------

                                                     Vanguard             Vanguard
                                                      Mid-Cap             REIT Index
                                                      Index
                                                     --------  ---------- ---------  ----------
                                                       2007      2006       2007       2006
                                                     --------  ---------- ---------  ----------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $     40  $      (34)$       4  $       (5)

  Realized gains (losses) on investments                4,408       1,622        49           1

  Unrealized appreciation (depreciation), net          (3,270)        (79)     (158)        108
                                                     --------  ---------- ---------  ----------
Net increase  (decrease) in net assets from
operations                                              1,178      1,509       (105)        104
                                                     --------  ---------- ---------  ----------
Contract transactions:
  Purchase payments                                         -       1,650         -         524

  Transfers between subaccounts, net                        -          -          -           -

  Withdrawals                                         (13,376)     (3,590)      (15)        (13)

  Contract maintenance                                     (7)         (7)        -           -

  Surrender charges                                      (105)        (16)        -           -
                                                     --------  ---------- ---------  ----------
Net increase (decrease) in net assets
  derived from contract transactions                  (13,488)     (1,963)   (15)           511
                                                     --------  ---------- ---------  ----------
Total increase (decrease) in net assets               (12,310)       (454)  (120)           615

Net assets at beginning of year                        13,389      13,843    615              -
                                                     --------  ---------- ---------  ----------
Net assets at end of year                            $  1,079  $   13,389 $    495   $      615
                                                     ========  ========== ========   ==========

 See accompanying notes to financial statements

                   SENTRY LIFE INSURANCE COMPANY OF NEW YORK
                           Sentry Variable Account I
                         NOTES TO FINANCIAL STATEMENTS
                           December 31, 2007 and 2006

1. Organization

   The Sentry Variable Account I (the Variable Account) is a segregated investment account of the Sentry Life Insurance Company of New York (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Account was established by the Company on August 24, 1983 in support of variable annuity contracts, and commenced operations on May 3, 1984. The Company discontinued new sales of variable annuity contracts on December 1, 2004. The Account is an accounting entity wherein all segregated account transactions are reflected.

   The assets of each subaccount of the Variable Account are invested in shares of corresponding portfolios of Janus Aspen Series, T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series,Inc. and Vanguard Variable Insurance Fund (collectively the Funds) at each portfolio's net asset value in accordance with the selection made by the contract owners.

   The Funds are diversified open-end investment management companies registered under the Investment Company Act of 1940. A copy of the Funds' Annual Reports are included in the Variable Account's Annual Report.

2. Significant Accounting Policies

   The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Valuation of Investments

   Investments in shares of each Fund are valued on the closing net asset value per share at December 31, 2007. The funds value their investment securities at fair value.

   Securities Transactions and Investment Income

   Transactions in shares of the Funds are recorded on the trade date if received by 3:00 p.m. central standard time (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of Fund shares sold and the corresponding investment gains and losses are determined on a specific identification basis.

   Federal Income Taxes

   The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Account are part of the total operations of the Company and are not taxed as a separate entity.

   Under Federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase net assets are not taxed.

                   SENTRY LIFE INSURANCE COMPANY OF NEW YORK
                           Sentry Variable Account I
                   NOTES TO FINANCIAL STATEMENTS (continued)
                           December 31, 2007 and 2006

3.  Purchases and Sales of Securities

    In 2007, purchases and proceeds on sales of the Funds' shares were as follows:
                                                              Proceeds
                                                Purchases     on Sales
                                                ----------    --------
   *Janus Aspen Large Cap Growth Portfolio      $     221     $     386
    Janus Aspen Mid Cap Growth Portfolio            1,783        45,454
    Janus Aspen Worldwide Growth Portfolio             12            31
    Janus Aspen Balanced Portfolio                    211           138
    T. Rowe Price Prime Reserve Portfolio           2,398           651
    T. Rowe Price Limited Term Bond Portfolio       3,222         2,032
    T. Rowe Price Equity Income Portfolio          15,311        24,869
    T. Rowe Price Personal Strategy Balanced
       Portfolio                                   50,881       120,479
    T. Rowe Price Mid-Cap Growth Portfolio          9,230        13,923
    T. Rowe Price International Stock Portfolio     7,686         7,835
    Vanguard Equity Index Portfolio                   184           118
    Vanguard Small Company Growth Portfolio        12,585        10,620
    Vanguard Mid-Cap Index Portfolio               15,061        13,005
    Vanguard REIT Index Portfolio                      57            21
                                                ---------     ---------
                                                $ 118,842     $ 239,562
    Total                                       =========     =========

    In 2006, purchases and proceeds on sales of the Funds' shares were as follows:

                                                           Proceeds
                                               Purchases   on Sales
                                               ---------   ---------
   *Janus Aspen Large Cap Growth Portfolio     $     130   $     335
    Janus Aspen Mid Cap Growth Portfolio               -       6,401
    Janus Aspen Worldwide Growth Portfolio            23          26
    Janus Aspen Balanced Portfolio                   161         129
    T. Rowe Price Prime Reserve Portfolio          3,034         626
    T. Rowe Price Limited Term Bond Portfolio      3,131      29,536
    T. Rowe Price Equity Income Portfolio          7,660      60,819
    T. Rowe Price Personal Strategy Balanced
      Portfolio                                   25,632      60,147
    T. Rowe Price Mid-Cap Growth Portfolio         3,443      12,366
    T. Rowe Price International Stock
       Portfolio                                   7,616         627
    Vanguard Equity Index Portfolio                3,424         156
    Vanguard Small Company Growth Portfolio        1,714      12,796
    Vanguard Mid-Cap Index Portfolio               2,199       3,760
    Vanguard REIT Index Portfolio                    524          18
                                               ---------   ---------
    Total                                      $  58,691   $ 187,742
                                               =========   =========

    *Formerly Janus Aspen Growth Portfolio

4.  Expenses and Related Party Transactions

    A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (.80% mortality and .40% expense risk) of the daily net asset value of the Variable Account. This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract. Until May 1, 2004 the Company elected to pass through to the Variable Account any administrative allowances received from the Funds. After May 1, 2004, the Company no longer passed through any administrative allowances to the Variable Account (see Note 6).

                   SENTRY LIFE INSURANCE COMPANY OF NEW YORK
                           Sentry Variable Account I
                   NOTES TO FINANCIAL STATEMENTS (continued)
                           December 31, 2007 and 2006

    The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units. If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender. This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

    There are no deductions made from purchase payments for sales charges at the time of purchase. However, a contingent deferred sales charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred which are related to contract sales. Contingent deferred sales charges apply to each purchase payment and are graded from 6% during the first contract year to 0% in the seventh contract year.

    Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value. Premium taxes up to 4% are currently imposed by certain states. Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization. In the event contracts would be issued in states assessing their premium taxes at the time purchase payments are made, the Company currently intends to advance such premium taxes and to deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.

    Sentry Equity Services, Inc., a related party, acts as the underwriter for the contract.

5.  Changes in Units Outstanding

    The changes in units outstanding for the year ended December 31, 2007 were as follows:
                                               Units  Units    Net Increase
                                               Issued Redeemed (Decrease)
                                               ------ -------- ------------
   *Janus Aspen Large Cap Growth Portfolio          -     3        (3)
    Janus Aspen Mid Cap Growth Portfolio            -   794      (794)
    Janus Aspen Worldwide Growth Portfolio          -     1        (1)
    Janus Aspen Balanced Portfolio                  -     3        (3)
    T. Rowe Price Prime Reserve Portfolio
                                                    -     2        (2)
    T. Rowe Price Limited Term Bond Portfolio       -    35       (35)
    T. Rowe Price Equity Income Portfolio         686 1,382      (696)
    T. Rowe Price Personal Strategy Balanced      422 2,610    (2,188)
    T. Rowe Price Mid-Cap Growth Portfolio        375   752      (377)
    T. Rowe Price International Stock
       Portfolio                                  302   622      (320)
    Vanguard Equity Index Portfolio                 -     6        (6)
    Vanguard Small Company Growth Portfolio       765 1,530      (765)
    Vanguard Mid-Cap Index Portfolio              779 1,560      (781)
    Vanguard REIT Index Portfolio                   -     -         -

       The changes in units outstanding for the year ended December 31, 2006 were as follows:
                                               Units  Units     Net Increase
                                               Issued Redeemed  (Decrease)
                                               ------ --------  ------------
    *Janus Aspen Large Cap Growth Portfolio         -     3         (3)
    Janus Aspen Mid Cap Growth Portfolio            -    77        (77)
    Janus Aspen Worldwide Growth Portfolio          -     2         (2)
    Janus Aspen Balanced Portfolio                  -     4         (4)
    T. Rowe Price Prime Reserve Portfolio          41     2          39
    T. Rowe Price Limited Term Bond Portfolio       -   907       (907)
    T. Rowe Price Equity Income Portfolio         347 4,007     (3,660)
    T. Rowe Price Personal Strategy Balanced
       Portfolio                                  189 1,351     (1,162)
    T. Rowe Price Mid-Cap Growth Portfolio         21   788       (767)
    T. Rowe Price International Stock
       Portfolio                                  778    30        748
    Vanguard Equity Index Portfolio               262    10        252
    Vanguard Small Company Growth Portfolio        45   887       (842)
    Vanguard Mid-Cap Index Portfolio              109   246       (137)
    Vanguard REIT Index Portfolio                  26     1         25

    *  Formerly Janus Aspen Growth Portfolio

                   SENTRY LIFE INSURANCE COMPANY OF NEW YORK
                           Sentry Variable Account I
                   NOTES TO FINANCIAL STATEMENTS (continued)
                           December 31, 2007 and 2006

6.  Financial Highlights

    A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2007 follows:

                                                                                           Expenses     Income
                                                                                           as a %       as a %
                                                                                           of           of
                                                               Net Assets                  Average      Average
                                                         ----------------------            Net          Net
                                                                       Unit                Assets#      Assets         Total
                                                          Units        Value    (000's)                               Return

    *Janus Aspen Large Cap Growth Portfolio                4,173       $ 7.62     $ 32    1.20%          0.73%        13.72
    Janus Aspen Mid Cap Growth Portfolio                   4,277        59.89      256    1.20           0.21         20.59
    Janus Aspen Worldwide Growth Portfolio                   207         7.63        2    1.20           0.76          8.32
    Janus Aspen Balanced Portfolio                           652        13.00        8    1.20           2.56          9.22
    T. Rowe Price Prime Reserve Portfolio                  2,359        21.69       51    1.20           4.76          3.63
    T. Rowe Price Limited Term Bond Portfolio              2,255        33.79       76    1.20           4.32          4.22
    T. Rowe Price Equity Income Portfolio                  2,255        17.06       38    1.20           1.70          2.03
    T. Rowe Price Personal Strategy Balanced Portfolio     6,029        45.71      276    1.20           2.15          6.33
    T. Rowe Price Mid-Cap Growth Portfolio                 1,292        17.66       23    1.20           0.18         16.12
    T. Rowe Price International Stock Portfolio            2,793        11.70       33    1.20           1.32         11.69
    Vanguard Equity Index Portfolio                          246        13.93        3    1.20           1.53          4.17
    Vanguard Small Company Growth Portfolio                    -            -        -    1.20           0.66          2.58
    Vanguard Mid-Cap Index Portfolio                          65        16.60        1    1.20           1.59          4.93
    Vanguard REIT Index Portfolio                             26        19.65        -    1.20           1.90       (17.56)

    # Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

       A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2006 follows:
                                                                                          Expenses     Income
                                                                                           as a %       as a %
                                                                                           of           of
                                                               Net Assets                  Average      Average
                                                         ----------------------            Net          Net
                                                                       Unit                Assets#      Assets      Total
                                                          Units        Value    (000's)                             Return

    *Janus Aspen Large Cap Growth Portfolio                4,176       $ 6.70   $ 28       1.20%        0.49%       10.06
   Janus Aspen Mid Cap Growth Portfolio                    5,071        49.66    252       1.20            -        12.27
   Janus Aspen Worldwide Growth Portfolio                    208         7.04      1       1.20         1.74        16.81
   Janus Aspen Balanced Portfolio                          655          11.90      8       1.20         2.16         9.41
   T. Rowe Price Prime Reserve Portfolio                   2,361        20.93     49       1.20         4.49         3.36
   T. Rowe Price Limited Term Bond Portfolio               2,290        32.42     74       1.20         4.06         2.83
   T. Rowe Price Equity Income Portfolio                   2,951        16.72     49       1.20         1.64        17.57
   T. Rowe Price Personal Strategy Balanced Portfolio      8,217        42.99    353       1.20         2.08        10.53
   T. Rowe Price Mid-Cap Growth Portfolio                  1,669        15.21     25       1.20            -         5.38
   T. Rowe Price International Stock Portfolio             3,113        10.48     33       1.20         1.20        17.68
   Vanguard Equity Index Portfolio                           252        13.37      3       1.20         1.67        14.31
   Vanguard Small Company Growth Portfolio                   765        13.87     11       1.20         0.30         8.89
   Vanguard Mid-Cap Index Portfolio                          846        15.82     13       1.20         0.93        12.39
   Vanguard REIT Index Portfolio                              26        23.83      1       1.20         -           33.32

    # Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

    *  Formerly Janus Aspen Growth Portfolio

                   SENTRY LIFE INSURANCE COMPANY OF NEW YORK
                           Sentry Variable Account I
                   NOTES TO FINANCIAL STATEMENTS (continued)
                           December 31, 2007 and 2006

       A summary of unit values, units outstanding and certain financial performance information for each subaccount or variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2005 follows:

                                                                                     Expenses   Income
                                                                                     as a %     as a %
                                                                                     of         of
                                                               Net Assets            Average    Average
                                                         ----------------------------Net        Net         Total
                                                         Units     Value    (000's)  Assets#    Assets      Return
  *Janus Aspen Large Cap Growth Portfolio                4,179     $6.09    $ 25     1.20%        0.34       3.05
   Janus Aspen Mid Cap Growth Portfolio                  5,148     44.24     228     1.20           -       10.98
   Janus Aspen Worldwide Growth Portfolio                  209     6.03        1     1.20         1.42       4.61
   Janus Aspen Balanced Portfolio                          659     10.88       7     1.20         2.30       6.67
   T. Rowe Price Prime Reserve Portfolio                 2,321     20.25      47     1.20         2.76       1.57
   T. Rowe Price Limited Term Bond Portfolio             3,197     31.53     101     1.20         3.55       0.54
   T. Rowe Price Equity Income Portfolio                 6,612     14.22      94     1.20         1.58       2.69
   T. Rowe Price Personal Strategy Balanced Portfolio    9,379     38.90     365     1.20         1.79       5.16
   T. Rowe Price Mid-Cap Growth Portfolio                2,436     14.44      35     1.20            -      13.38
   T. Rowe Price International Stock Portfolio           2,365      8.91      21     1.20         1.65      14.66
   Vanguard Balanced Portfolio                               -          -      -     1.20        10.52       5.54
   Vanguard Equity Index Portfolio                           -          -      -     1.20         7.22       3.52
   Vanguard Small Company Growth Portfolio               1,607     12.74     20      1.20            -       4.98
   Vanguard Mid-Cap Index Portfolio                        983     14.08     14      1.20         0.97      12.60
   Vanguard REIT Index Portfolio                             -          -      -     1.20        12.03      10.49

    # Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to contract holder accounts. A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2004 follows:

                                                                                     Expenses   Income
                                                                                     as a %     as a %
                                                                   Net Assets        of         of
                                                         ------------------------    Average    Average
                                                                   Unit              Net        Net         Total
                                                         Units     Value   (000's)   Assets#    Assets      Return
   Janus Aspen Growth Portfolio                          4,182     $ 5.91   $ 25     1.20%      0.15%        3.32
   Janus Aspen Mid Cap Growth Portfolio                  5,179      39.86    206     1.20          -        19.38
   Janus Aspen Worldwide Growth Portfolio                  211       5.76      1     1.20       1.04         3.58
   Janus Aspen Balanced Portfolio                          662      10.20      7     1.20       2.29         7.29
   T. Rowe Price Prime Reserve Portfolio                 2,071      19.94     41     1.20       0.85        (0.27)
   T. Rowe Price Limited Term Bond Portfolio             3,282      31.36    103     1.20       3.29        (0.06)
   T. Rowe Price Equity Income Portfolio                 9,965      13,85    138     1.20       1.58        13.61
   T. Rowe Price Personal Strategy Balanced Portfolio    9,153      36.99    339     1.20       2.05        11.51
   T. Rowe Price Mid-Cap Growth Portfolio                1,271      12.73     16     1.20          -        17.00
   T. Rowe Price International Stock Portfolio             266       7.77      2     1.20       1.53        12.47
   Vanguard Balanced Portfolio                             305      11.92      4     1.20       2.51         9.93
   Vanguard Equity Index Portfolio                         318      11.30      4     1.20       1.29         9.45
   Vanguard Small Company Growth Portfolio               2,012      12.13     24     1.20       0.06        13.90
   Vanguard Mid-Cap Index Portfolio                        939      12.50     12     1.20       0.27        18.86
   Vanguard REIT Index Portfolio                           250         16      4     1          3           29

   Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to contract holder accounts.

    *  Formerly Janus Aspen Growth Portfolio

                   SENTRY LIFE INSURANCE COMPANY OF NEW YORK
                           Sentry Variable Account I
                   NOTES TO FINANCIAL STATEMENTS (continued)
                           December 31, 2007 and 2006

   A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2003 follows:
                                                                                     Expenses   Income
                                                                                     as a %     as a %
                                                                                     of         of
                                                                 Net Assets          Average    Average
                                                         ------------------------    Net        Net
                                                                   Unit              Assets#    Assets      Total
                                                         Units     Value    (000's)                         Return

   Janus Aspen Growth Portfolio                          4,151     $ 5.72   $ 24     1.20%      0.10%        30.19
   Janus Aspen Mid Cap Growth Portfolio                 11,313      33.39    378     1.20          -         33.53
   Janus Aspen Worldwide Growth Portfolio                  196       5.56      1     1.20       1.11         22.52
   Janus Aspen Balanced Portfolio                          667       9.51      6     1.20       2.12         12.69
   T. Rowe Price Prime Reserve Portfolio                 3,373     19.99      67     1.20       0.71         (0.54)
   T. Rowe Price Limited Term Bond Portfolio             3,564     31.38     112     1.20       3.85          3.01
   T. Rowe Price Equity Income Portfolio                 9,516     12.19     116     1.20       1.77         24.02
   T. Rowe Price Personal Strategy Balanced Portfolio    9,504     33.17     315     1.20       2.20         23.33
   T. Rowe Price Mid-Cap Growth Portfolio                  788     10.88       9     1.20          -         36.78
   Vanguard Balanced Portfolio                             273     10.84       3     1.20       3.52         18.82
   Vanguard Equity Index Portfolio                         310     10.32       3     1.20       1.64         26.74
   Vanguard Small Company Growth Portfolio               1,223     10.65      13     1.20          -         39.20
   Vanguard Mid-Cap Index Portfolio                        247     10.52       3     1.20          -         32.27
   Vanguard REIT Index Portfolio                            335    12.55       4     1.20       4.27         33.68

    # Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to contract holder accounts.

7. Diversification Requirements

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbour test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. The Variable Account intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.